Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001427437
Registrant Name	ENTERGY TEXAS, INC.
Registration File Number	333-289302-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES